Income Taxes (Schedule of Unrecognized Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 48,442	$ 29,031
Expiry date	2020 and 2034
Loss carry forward	$ 152,300	146,700
Non-capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 41,104	25,437
Expiry date	2020 and 2037
Loss carry forward	$ 53,800	47,600
Capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	360	360
Intercompany Receivable Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	2,690	2,109
Other Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 4,288	$ 1,125